UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: JUNE 30, 2017 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Brandywine Fund Schedule of Portfolio Investments (unaudited) June 30, 2017

Shares		Cost	Value
Common Stocks - 98.6%
Consumer Discretionary
	Apparel Retail - 1.1%
76,245	The Children’s Place, Inc.[1]	$7,480,454	$7,784,614
	Cable & Satellite - 1.6%
34,276	Charter Communications, Inc., Class A*	7,957,387	11,545,871
	Computer & Electronics Retail - 1.4%
181,745	Best Buy Co., Inc.	10,861,306	10,419,441
	Home Improvement Retail - 1.4%
138,065	Lowe’s Cos., Inc.	11,053,100	10,704,179
	Household Appliances - 1.0%
77,475	Helen of Troy, Ltd.*	7,100,359	7,290,397
	Internet & Direct Marketing Retail - 6.9%
15,213	Amazon.com, Inc.*	6,123,740	14,726,184
88,005	Expedia, Inc.	10,821,046	13,108,345
80,409	Netflix, Inc.*	8,364,077	12,013,909
6,123	The Priceline Group, Inc.*	8,702,441	11,453,194
	Movies & Entertainment - 1.6%
314,660	Liberty Media Corp-Liberty Formula One, Class C*,1	11,276,573	11,522,849
	Restaurants - 1.4%
177,080	Starbucks Corp.	10,752,326	10,325,535
	Specialty Stores - 1.6%
41,680	Ulta Beauty, Inc.*	10,395,630	11,976,331

Total Consumer Discretionary		110,888,439	132,870,849
	This sector is 19.8% above your Fund’s cost.
Consumer Staples
	Food Distributors - 1.2%
323,409	Performance Food Group Co.*	7,664,763	8,861,407
	Packaged Foods & Meats - 1.8%
17,060	Calavo Growers, Inc.	855,811	1,177,993
203,435	Pinnacle Foods, Inc.	9,211,911	12,084,039
	Personal Products - 1.6%
123,970	The Estee Lauder Cos., Inc., Class A	10,583,693	11,898,641

Total Consumer Staples		28,316,178	34,022,080
	This sector is 20.2% above your Fund’s cost.
Financials
	Financial Exchanges & Data - 1.6%
93,140	CME Group, Inc.	8,750,461	11,664,854
	This sector is 33.3% above your Fund’s cost.
Health Care
	Biotechnology - 0.7%
127,970	Repligen Corp.*	5,405,166	5,303,077

Shares		Cost	Value
	Health Care Equipment - 2.0%
255,020	Hologic, Inc.*	$10,855,008	$11,572,808
39,535	Penumbra, Inc.*	3,139,409	3,469,196
	Health Care Technology - 1.1%
320,060	Evolent Health, Inc., Class A*,1	7,140,951	8,113,521
	Life Sciences Tools & Services - 5.0%
105,319	Bio-Techne Corp.	12,129,213	12,374,982
66,825	Illumina, Inc.*	11,156,593	11,595,474
74,950	Thermo Fisher Scientific, Inc.	9,754,872	13,076,526
	Managed Health Care - 1.8%
79,890	Cigna Corp.	10,582,869	13,372,787
	Pharmaceuticals - 3.2%
211,290	Prestige Brands Holdings, Inc.*	11,132,819	11,158,225
199,975	Zoetis, Inc.	10,716,542	12,474,440

Total Health Care		92,013,442	102,511,036
	This sector is 11.4% above your Fund’s cost.
Industrials
	Aerospace & Defense - 1.9%
58,260	Huntington Ingalls Industries, Inc.	11,381,096	10,845,682
77,400	Mercury Systems, Inc.*	3,214,977	3,257,766
	Airlines - 1.6%
220,760	Delta Air Lines, Inc.	11,357,594	11,863,642
	Building Products - 2.0%
58,180	Apogee Enterprises, Inc.	3,110,254	3,306,951
173,790	Fortune Brands Home & Security, Inc.	11,042,628	11,338,060
	Construction & Engineering - 2.2%
102,990	Dycom Industries, Inc.*,1	7,888,631	9,219,665
107,494	EMCOR Group, Inc.	6,933,013	7,027,958
	Construction Machinery & Heavy Trucks - 1.4%
154,075	Oshkosh Corp.	10,854,599	10,612,686
	Industrial Machinery - 2.0%
80,670	John Bean Technologies Corp.	7,188,502	7,905,660
258,620	SPX Corp.*	6,439,403	6,506,879
	Trading Companies & Distributors - 3.6%
412,480	BMC Stock Holdings, Inc.*	7,252,630	9,012,688
224,050	GMS, Inc.*	4,926,353	6,295,805
100,915	United Rentals, Inc.*	12,399,490	11,374,130

Total Industrials		103,989,170	108,567,572
	This sector is 4.4% above your Fund’s cost.
Information Technology
	Application Software - 2.7%
208,680	Atlassian Corp. PLC, Class A*	5,231,754	7,341,362
142,880	Salesforce.com, Inc.*	10,821,895	12,373,408
	Communications Equipment - 5.5%
99,270	Applied Optoelectronics, Inc.*,1	4,467,777	6,133,893
62,699	Arista Networks, Inc.*,1	5,848,006	9,391,683
317,506	Ciena Corp.*	6,047,526	7,944,000

AMG Managers Brandywine Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Communications Equipment - 5.5% (continued)
391,355	Finisar Corp.*	$11,006,011	$10,167,403
785,300	Oclaro, Inc.*,1	7,087,849	7,334,702
	Data Processing & Outsourced Services - 5.8%
273,930	Black Knight Financial Services, Inc., Class A*,1	7,101,249	11,217,433
177,635	Blackhawk Network Holdings, Inc.*	7,130,803	7,744,886
139,960	Global Payments, Inc.	10,039,962	12,641,187
119,890	Visa, Inc., Class A	8,635,439	11,243,284
	Home Entertainment Software - 2.9%
207,755	Activision Blizzard, Inc.	11,084,770	11,960,455
86,540	Electronic Arts, Inc.*	8,324,154	9,149,009
	Internet Software & Services - 8.4%
17,429	Alphabet, Inc., Class A*	11,980,700	16,203,393
98,643	Facebook, Inc., Class A*	6,633,348	14,893,120
303,159	Five9, Inc.*	7,155,957	6,523,982
117,660	LogMeln, Inc.	12,462,324	12,295,470
246,357	The Trade Desk, Inc., Class A*	9,669,303	12,344,949
	Semiconductors - 8.8%
800,120	Advanced Micro Devices, Inc.*,1	9,076,839	9,985,498
69,190	Broadcom, Ltd.	5,733,996	16,124,730
347,485	Micron Technology, Inc.*	11,293,923	10,375,902
74,605	NVIDIA Corp.	6,574,603	10,784,899
136,590	Silicon Motion Technology Corp., ADR[1]	7,406,775	6,587,736
175,155	Xilinx, Inc.	11,340,943	11,265,970
	Systems Software - 2.9%
169,255	Microsoft Corp.	10,853,934	11,666,747
91,815	ServiceNow, Inc.*	7,306,472	9,732,390

Total Information Technology		220,316,312	273,427,491
	This sector is 24.1% above your Fund’s cost.
Materials
	Commodity Chemicals - 1.0%
242,715	AdvanSix, Inc.*	7,341,894	7,582,417
	Construction Materials - 3.8%
116,925	Eagle Materials, Inc.	11,207,280	10,806,208
28,850	Martin Marietta Materials, Inc.	6,367,885	6,421,433
82,665	Vulcan Materials Co.	10,346,617	10,472,002
	Specialty Chemicals - 1.7%
119,065	Albemarle Corp.	10,828,703	12,566,120

Total Materials		46,092,379	47,848,180
	This sector is 3.8% above your Fund’s cost.
Real Estate
	Specialized REITs - 1.0%
167,410	Potlatch Corp.	7,307,519	7,650,637
	This sector is 4.7% above your Fund’s cost.

Shares		Cost	Value
Telecommunication Services
	Wireless Telecommunication Services - 1.4%
172,305	T-Mobile US, Inc.*	$10,666,045	$10,445,129
	This sector is 2.1% below your Fund’s cost.
Total Common Stocks		628,339,945	729,007,828

Principal Amount
Short-Term Investments - 8.2%
Commercial Paper - 1.9%
$14,000,000	Sunoco Logistics, 1.70%, 07/03/17[2]	13,998,678	13,998,678
Repurchase Agreements - 5.8%[3]
1,375,372	BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $1,375,499 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/28/17 - 09/09/49, totaling $1,402,879)	1,375,372	1,375,372
10,182,160	Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $10,183,136 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $10,385,803)	10,182,160	10,182,160
1,674,131	HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $1,674,279 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $1,707,616)	1,674,131	1,674,131
822,258	Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $822,344 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $838,708)	822,258	822,258
10,182,160	Nomura Securities International, Inc., dated 06/30/17, due 07/03/17, 1.130% total to be received $10,183,119 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/10/17 - 06/20/67, totaling $10,385,804)	10,182,160	10,182,160

AMG Managers Brandywine Fund Schedule of Portfolio Investments (continued)

Principal Amount		Cost	Value
Repurchase Agreements - 5.8% (continued)[3]
$8,452,600	RBC Dominion Securities, Inc., dated 06/30/17, due 07/03/17, 1.080% total to be received $8,453,361 (collateralized by various U.S. Government Agency Obligations, 1.375% - 7.000%, 02/19/19 - 06/01/47, totaling $8,621,653)	$8,452,600	$8,452,600
10,182,200	State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $10,183,303 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $10,385,815)	10,182,200	10,182,200

Total Repurchase Agreements		42,870,881	42,870,881

Shares		Cost	Value
Other Investment Companies - 0.5%
3,860,895	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[4]	$3,860,895	$3,860,895

Total Short-Term Investments		60,730,454	60,730,454
Total Investments - 106.8%		$689,070,399	789,738,282

Other Assets, less Liabilities - (6.8)%			(50,561,849)
Total Net Assets - 100.0%			$739,176,433

AMG Managers Brandywine Blue Fund Schedule of Portfolio Investments (unaudited) June 30, 2017

Shares		Cost	Value
Common Stocks - 94.5%
Consumer Discretionary
	Cable & Satellite - 1.8%
8,957	Charter Communications, Inc., Class A*	$2,061,085	$3,017,165
	Computer & Electronics Retail - 2.0%
56,260	Best Buy Co., Inc.	3,367,999	3,225,386
	Home Improvement Retail - 2.0%
43,065	Lowe’s Cos., Inc.	3,439,829	3,338,829
	Internet & Direct Marketing Retail - 8.7%
3,383	Amazon.com, Inc.*	1,348,061	3,274,744
23,700	Expedia, Inc.	2,915,501	3,530,115
26,980	Netflix, Inc.*	2,862,795	4,031,082
1,806	The Priceline Group, Inc.*	2,569,523	3,378,159
	Movies & Entertainment - 2.1%
94,285	Liberty Media Corp-Liberty Formula One, Class C*,1	3,354,439	3,452,717
	Restaurants - 2.0%
56,410	Starbucks Corp.	3,409,001	3,289,267
	Specialty Stores - 2.0%
11,409	Ulta Beauty, Inc.*	2,841,090	3,278,262

Total Consumer Discretionary		28,169,323	33,815,726
	This sector is 20.0% above your Fund’s cost.
Consumer Staples
	Personal Products - 2.0%
34,000	The Estee Lauder Cos., Inc., Class A	2,915,561	3,263,320
	This sector is 11.9% above your Fund’s cost.
Financials
	Financial Exchanges & Data - 2.0%
27,025	CME Group, Inc.	2,538,801	3,384,611
	This sector is 33.3% above your Fund’s cost.
Health Care
	Biotechnology - 2.4%
32,995	Alexion Pharmaceuticals, Inc.*	3,354,334	4,014,502
	Health Care Equipment - 3.9%
73,710	Hologic, Inc.*	3,139,810	3,344,960
34,100	Medtronic PLC	2,810,519	3,026,375
	Life Sciences Tools & Services - 4.2%
18,620	Illumina, Inc.*	3,129,525	3,230,942
20,500	Thermo Fisher Scientific, Inc.	2,685,695	3,576,635

Shares		Cost	Value
	Pharmaceuticals - 4.3%
39,900	Eli Lilly & Co.	$2,866,376	$3,283,770
60,060	Zoetis, Inc.	3,229,832	3,746,543

Total Health Care		21,216,091	24,223,727
	This sector is 14.2% above your Fund’s cost.
Industrials
	Aerospace & Defense - 1.9%
17,100	Huntington Ingalls Industries, Inc.	3,340,874	3,183,336
	Airlines - 1.9%
58,000	Delta Air Lines, Inc.	2,983,967	3,116,920
	Building Products - 2.1%
52,110	Fortune Brands Home & Security, Inc.	3,293,326	3,399,656
	Trading Companies & Distributors - 1.9%
27,615	United Rentals, Inc.*	3,394,633	3,112,487

Total Industrials		13,012,800	12,812,399
	This sector is 1.5% below your Fund’s cost.
Information Technology
	Application Software - 1.9%
36,320	Salesforce.com, Inc.*	2,754,673	3,145,312
	Communications Equipment - 2.2%
24,250	Arista Networks, Inc.*,1	2,265,468	3,632,407
	Data Processing & Outsourced Services - 6.0%
37,520	Global Payments, Inc.	2,696,027	3,388,806
51,000	Vantiv, Inc., Class A*	2,339,257	3,230,340
34,550	Visa, Inc., Class A	2,485,668	3,240,099
	Home Entertainment Software - 3.6%
61,045	Activision Blizzard, Inc.	3,265,429	3,514,361
22,965	Electronic Arts, Inc.*	2,253,507	2,427,860
	Internet Software & Services - 4.8%
4,807	Alphabet, Inc., Class A*	3,308,126	4,468,972
21,933	Facebook, Inc., Class A*	1,476,755	3,311,444
	Semiconductors - 12.5%
296,170	Advanced Micro Devices, Inc.*,1	3,396,287	3,696,202
20,865	Broadcom, Ltd.	1,716,293	4,862,588
102,500	Micron Technology, Inc.*	3,331,445	3,060,650
38,800	NVIDIA Corp.	2,347,917	5,608,928
50,145	Xilinx, Inc.	3,246,664	3,225,326
	Systems Software - 6.3%
95,800	Microsoft Corp.	6,123,044	6,603,494
34,800	ServiceNow, Inc.*	2,867,873	3,688,800

AMG Managers Brandywine Blue Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Technology Hardware, Storage & Peripherals - 2.1%
39,300	Western Digital Corp.	$2,802,110	$3,481,980

Total Information Technology		48,676,543	64,587,569
	This sector is 32.7% above your Fund’s cost.
Materials
	Construction Materials - 3.9%
14,950	Martin Marietta Materials, Inc.	3,306,079	3,327,571
24,295	Vulcan Materials Co.	3,054,521	3,077,691
	Specialty Chemicals - 2.0%
30,695	Albemarle Corp.	2,790,726	3,239,550

Total Materials		9,151,326	9,644,812
	This sector is 5.4% above your Fund’s cost.
Telecommunication Services
	Wireless Telecommunication Services - 2.0%
54,640	T-Mobile US, Inc.*	3,384,802	3,312,277
	This sector is 2.1% below your Fund’s cost.
Total Common Stocks		129,065,247	155,044,441

Principal Amount
Short-Term Investments - 9.2%
Commercial Paper - 4.3%
$7,000,000	Sunoco Logistics, 1.70%, 07/03/17[2]	6,999,339	6,999,339
Repurchase Agreements - 3.3%[3]
174,813	BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $174,829 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/28/17 - 09/09/49, totaling $178,309)	174,813	174,813
1,294,176	Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $1,294,300 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $1,320,059)	1,294,176	1,294,176
212,786	HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $212,805 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $217,042)	212,786	212,786

Principal Amount		Cost	Value
$104,511	Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $104,522 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $106,602)	$104,511	$104,511
1,294,176	Nomura Securities International, Inc., dated 06/30/17, due 07/03/17, 1.130% total to be received $1,294,298 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/10/17 - 06/20/67, totaling $1,320,059)	1,294,176	1,294,176
1,074,342	RBC Dominion Securities, Inc., dated 06/30/17, due 07/03/17, 1.080% total to be received $1,074,439 (collateralized by various U.S. Government Agency Obligations, 1.375% - 7.000%, 02/19/19 - 06/01/47, totaling $1,095,829)	1,074,342	1,074,342
1,294,200	State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $1,294,340 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $1,320,080)	1,294,200	1,294,200

Total Repurchase Agreements		5,449,004	5,449,004

Shares
Other Investment Companies - 1.6%
2,522,544	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[4]	2,522,544	2,522,544

Total Short-Term Investments		14,970,887	14,970,887
Total Investments - 103.7%		$144,036,134	170,015,328

Other Assets, less Liabilities - (3.7)%			(5,992,356)
Total Net Assets - 100.0%			$164,022,972

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2017, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Brandywine Fund	$690,015,951	$106,916,144	$(7,193,813)	$99,722,331
AMG Managers Brandywine Blue Fund	144,447,225	26,735,791	(1,167,688)	25,568,103

*	Non-income producing security.
[1]	Some or all of these securities were out on loan to various brokers as of June 30, 2017, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Brandywine Fund	$41,833,827	5.7%
AMG Managers Brandywine Blue Fund	5,291,661	3.2%

[2]	Represents yield to maturity at June 30, 2017.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

Notes to Schedules of Portfolio Investments (continued)

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Fund’s investment by the above fair value hierarchy levels as of June 30, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Brandywine Fund
Investments in Securities
Common Stocks†	$729,007,828	—	—	$729,007,828
Short-Term Investments
Commercial Paper	—	$13,998,678	—	13,998,678
Repurchase Agreements	—	42,870,881	—	42,870,881
Other Investment Companies	3,860,895	—	—	3,860,895

Total Investments in Securities	$732,868,723	$56,869,559	—	$789,738,282

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Brandywine Blue Fund
Investments in Securities
Common Stocks†	$155,044,441	—	—	$155,044,441
Short-Term Investments
Commercial Paper	—	$6,999,339	—	6,999,339
Repurchase Agreements	—	5,449,004	—	5,449,004
Other Investment Companies	2,522,544	—	—	2,522,544

Total Investments in Securities	$157,566,985	$12,448,343	—	$170,015,328

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2017, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

REIT: Real Estate Investment Trust.

AMG Managers Brandywine Advisors Mid Cap Growth Fund Schedule of Portfolio Investments (unaudited) June 30, 2017

Shares		Cost	Value
Common Stocks - 97.3%
Consumer Discretionary
	Apparel Retail - 1.7%
20,500	The Children’s Place, Inc.	$2,290,541	$2,093,050
	Cable & Satellite - 1.9%
6,618	Charter Communications, Inc., Class A*	1,546,808	2,229,273
	Computer & Electronics Retail - 1.9%
40,950	Best Buy Co., Inc.	2,451,535	2,347,664
	Household Appliances - 2.1%
27,020	Helen of Troy, Ltd.*	2,501,255	2,542,582
	Internet & Direct Marketing Retail - 2.1%
17,390	Expedia, Inc.	2,135,405	2,590,240
	Movies & Entertainment - 2.1%
69,075	Liberty Media Corp-Liberty Formula One, Class C*,1	2,484,790	2,529,526
	Specialty Stores - 1.9%
7,989	Ulta Beauty, Inc.*	1,983,587	2,295,559

Total Consumer Discretionary		15,393,921	16,627,894
	This sector is 8.0% above your Fund’s cost.
Consumer Staples
	Food Distributors - 2.0%
89,070	Performance Food Group Co.*	2,108,373	2,440,518
	Packaged Foods & Meats - 2.0%
40,168	Pinnacle Foods, Inc.	1,733,709	2,385,979
	Personal Products - 2.1%
27,300	The Estee Lauder Cos., Inc., Class A	2,322,064	2,620,254

Total Consumer Staples		6,164,146	7,446,751
	This sector is 20.8% above your Fund’s cost.
Energy
	Oil & Gas Exploration & Production - 2.1%
402,715	Kosmos Energy, Ltd.*,1	2,721,835	2,581,403
	This sector is 5.2% below your Fund’s cost.
Health Care
	Biotechnology - 2.4%
23,905	Alexion Pharmaceuticals, Inc.*	2,430,138	2,908,521
	Health Care Equipment - 3.1%
53,820	Hologic, Inc.*	2,291,255	2,442,352
14,620	Penumbra, Inc.*,1	1,130,352	1,282,905
	Life Sciences Tools & Services - 8.0%
17,181	Bio-Techne Corp.	1,978,874	2,018,768
12,600	Illumina, Inc.*	2,110,201	2,186,352
36,200	PRA Health Sciences, Inc.*	2,324,272	2,715,362
15,631	Thermo Fisher Scientific, Inc.	2,064,412	2,727,141

Shares		Cost	Value
	Pharmaceuticals - 4.2%
45,855	Prestige Brands Holdings, Inc.*	$2,421,435	$2,421,603
43,800	Zoetis, Inc.	2,351,483	2,732,244

Total Health Care		19,102,422	21,435,248
	This sector is 12.2% above your Fund’s cost.
Industrials
	Aerospace & Defense - 2.9%
12,300	Huntington Ingalls Industries, Inc.	2,410,389	2,289,768
30,154	Mercury Systems, Inc.*	1,255,322	1,269,182
	Building Products - 2.1%
38,100	Fortune Brands Home & Security, Inc.	2,422,169	2,485,644
	Construction & Engineering - 3.7%
21,654	Dycom Industries, Inc.*,1	1,678,995	1,938,466
38,130	EMCOR Group, Inc.	2,408,381	2,492,939
	Construction Machinery & Heavy Trucks - 2.1%
37,500	Oshkosh Corp.	2,615,540	2,583,000
	Industrial Machinery - 2.2%
27,145	John Bean Technologies Corp.	2,426,907	2,660,210
	Trading Companies & Distributors - 2.0%
21,380	United Rentals, Inc.*	2,626,009	2,409,740

Total Industrials		17,843,712	18,128,949
	This sector is 1.6% above your Fund’s cost.
Information Technology
	Application Software - 2.1%
73,452	Atlassian Corp. PLC, Class A*	2,231,206	2,584,041
	Communications Equipment - 5.8%
15,911	Arista Networks, Inc.*	1,485,424	2,383,309
94,841	Ciena Corp.*	1,814,667	2,372,922
87,000	Finisar Corp.*	2,445,582	2,260,260
	Data Processing & Outsourced Services - 9.1%
74,266	Black Knight Financial Services, Inc., Class A*,1	1,944,777	3,041,193
62,285	Blackhawk Network Holdings, Inc.*	2,574,016	2,715,626
26,570	Global Payments, Inc.	1,895,729	2,399,802
45,824	Vantiv, Inc., Class A*	2,108,842	2,902,492
	Electronic Components - 1.7%
18,680	Universal Display Corp.	1,107,359	2,040,790
	Internet Software & Services - 2.2%
25,000	LogMeln, Inc.	2,531,788	2,612,500
	Semiconductors - 10.6%
173,660	Advanced Micro Devices, Inc.*,1	1,956,908	2,167,277
13,185	Broadcom, Ltd.	1,155,180	3,072,764
28,300	Microchip Technology, Inc.	2,439,873	2,184,194
21,139	NVIDIA Corp.	2,359,992	3,055,854
37,200	Xilinx, Inc.	2,408,771	2,392,704

1

AMG Managers Brandywine Advisors Mid Cap Growth Fund Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Systems Software - 1.6%
18,058	ServiceNow, Inc.*	$1,430,780	$1,914,148
	Technology Hardware, Storage & Peripherals - 2.2%
29,411	Western Digital Corp.	2,107,998	2,605,815

Total Information Technology		33,998,892	42,705,691
	This sector is 25.6% above your Fund’s cost.
Materials
	Construction Materials - 5.4%
25,585	Eagle Materials, Inc.	2,457,803	2,364,566
9,452	Martin Marietta Materials, Inc.	2,093,690	2,103,826
16,347	Vulcan Materials Co.	2,049,130	2,070,838
	Specialty Chemicals - 2.0%
22,476	Albemarle Corp.	2,040,603	2,372,117

Total Materials		8,641,226	8,911,347
	This sector is 3.1% above your Fund’s cost.
Total Common Stocks		103,866,154	117,837,283

Principal Amount
Short-Term Investments - 10.6%
Commercial Paper - 3.3%
$4,000,000	Sunoco Logistics, 1.70%, 07/03/17[2]	3,999,622	3,999,622
Repurchase Agreements - 6.2%[3]
240,943	BNP Paribas S.A., dated 06/30/17, due 07/03/17, 1.110% total to be received $240,965 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 07/28/17 - 09/09/49, totaling $245,762)	240,943	240,943
1,783,761	Cantor Fitzgerald Securities, Inc., dated 06/30/17, due 07/03/17, 1.150% total to be received $1,783,932 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 07/15/17 - 05/20/67, totaling $1,819,436)	1,783,761	1,783,761
293,281	HSBC Securities USA, Inc., dated 06/30/17, due 07/03/17, 1.060% total to be received $293,307 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.250%, 07/15/17 - 01/15/37, totaling $299,147)	293,281	293,281

Principal Amount		Cost	Value
$144,046	Jefferies LLC, dated 06/30/17, due 07/03/17, 1.250% total to be received $144,061 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 07/07/17 - 01/15/30, totaling $146,928)	$144,046	$144,046
1,783,761	Nomura Securities International, Inc., dated 06/30/17, due 07/03/17, 1.130% total to be received $1,783,929 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.500%, 07/10/17 - 06/20/67, totaling $1,819,436)	1,783,761	1,783,761
1,480,734	RBC Dominion Securities, Inc., dated 06/30/17, due 07/03/17, 1.080% total to be received $1,480,867 (collateralized by various U.S. Government Agency Obligations, 1.375% - 7.000%, 02/19/19 - 06/01/47, totaling $1,510,349)	1,480,734	1,480,734
1,783,800	State of Wisconsin Investment Board, dated 06/30/17, due 07/03/17, 1.300% total to be received $1,783,993 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.875%, 01/15/19 - 02/15/46, totaling $1,819,471)	1,783,800	1,783,800
Total Repurchase Agreements		7,510,326	7,510,326

Shares
Other Investment Companies - 1.1%
1,256,072	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.90%[4]	1,256,072	1,256,072

Total Short-Term Investments		12,766,020	12,766,020
Total Investments - 107.9%		$116,632,174	130,603,303

Other Assets, less Liabilities - (7.9)%			(9,529,595)
Total Net Assets - 100.0%			$121,073,708

2

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $116,997,394 for federal income tax purposes at June 30, 2017, the aggregate gross unrealized appreciation and depreciation were $14,967,439 and $1,361,530, respectively, resulting in net unrealized appreciation of investments of $13,605,909.

*	Non-income producing security.
[1]	Some or all of these securities, amounting to a market value of $7,351,279, or 6.1% of net assets, were out on loan to various brokers.
[2]	Represents yield to maturity at June 30, 2017.
[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[4]	Yield shown represents the June 30, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Fund’s portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. The Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

3

Notes to Schedule of Portfolio Investments (continued)

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following tables summarize the inputs used to value the Fund’s investments by the above fair value hierarchy levels as of June 30, 2017:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Brandywine Advisors Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$117,837,283	—	—	$117,837,283
Short-Term Investments
Commercial Paper	—	$3,999,622	—	3,999,622
Repurchase Agreements	—	7,510,326	—	7,510,326
Other Investment Companies	1,256,072	—	—	1,256,072

Total Investments in Securities	$119,093,355	$11,509,948	—	$130,603,303

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

4

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS I

By:	/s/ Jeffrey T. Cerutti
Jeffrey Cerutti, Principal Executive Officer

Date: July 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey Cerutti, Principal Executive Officer

Date: July 21, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: July 21, 2017